UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   November 11, 2002


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   $38007



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      102 10267.736SH       SOLE                10267.736
3M Company                     COM              604059105     1002     9108 SH       SOLE                     9108
AFLAC, Inc.                    COM              025870106      248     8070 SH       SOLE                     8070
American Express Company       COM              025816109     1157    37100 SH       SOLE                    37100
American Intl. Group           COM              026874107      956    17481 SH       SOLE                    17481
Autodesk, Inc.                 COM              052769106      163    12875 SH       SOLE                    12875
Automatic Data Processing Inc. COM              053015103     1235    35526 SH       SOLE                    35526
CVS Corp.                      COM              126650100     1113    43910 SH       SOLE                    43910
Citigroup, Inc.                COM              172967101      680    22940 SH       SOLE                    22940
Citrix Systems                 COM              177376100      110    18235 SH       SOLE                    18235
ConAgra Foods                  COM              205887102     1239    49855 SH       SOLE                    49855
Crawford & Co. Cl. A           COM              224633206       58    11230 SH       SOLE                    11230
Dell Computer                  COM              247025109     1473    62660 SH       SOLE                    62660
DuPont (E.I.)                  COM              263534109      231     6400 SH       SOLE                     6400
Duke Energy Corp.              COM              264399106      761    38920 SH       SOLE                    38920
Exxon Mobil Corporation        COM              30231G102     1324    41513 SH       SOLE                    41513
First Data Corp.               COM              319963104      839    30026 SH       SOLE                    30026
Gannett Co., Inc.              COM              364730101     1558    21590 SH       SOLE                    21590
General Electric               COM              369604103      898    36438 SH       SOLE                    36438
Guidant Corp.                  COM              401698105     1265    39140 SH       SOLE                    39140
Household Intl Inc.            COM              441815107      832    29400 SH       SOLE                    29400
Int'l Business Mach Corp       COM              459200101      981    16816 SH       SOLE                    16816
Johnson & Johnson              COM              478160104     1223    22619 SH       SOLE                    22619
Kroger Co.                     COM              501044101      959    68040 SH       SOLE                    68040
Limited Inc.                   COM              532716107      178    12382 SH       SOLE                    12382
McGraw-Hill Cos.               COM              580645109     1477    24120 SH       SOLE                    24120
Mellon Financial Corp.         COM              58551A108     1198    46202 SH       SOLE                    46202
Microsoft Corp                 COM              594918104     1301    29750 SH       SOLE                    29750
PepsiCo Inc.                   COM              713448108     1091    29514 SH       SOLE                    29514
Pfizer Inc.                    COM              717081103      304    10460 SH       SOLE                    10460
Pharmacia Corporation          COM              71713U102     1369    35215 SH       SOLE                    35215
Pitney Bowes Inc.              COM              724479100     1265    41480 SH       SOLE                    41480
Praxair Inc.                   COM              74005P104     1423    27840 SH       SOLE                    27840
Proctor & Gamble               COM              742718109      286     3200 SH       SOLE                     3200
QUALCOMM Inc.                  COM              747525103     1303    47190 SH       SOLE                    47190
TJX Companies                  COM              872540109     1336    78570 SH       SOLE                    78570
Tenet Healthcare               COM              88033G100     1306    26380 SH       SOLE                    26380
United Technologies            COM              913017109     1310    23193 SH       SOLE                    23193
Washington Mutual              COM              939322103     1299    41266 SH       SOLE                    41266
Wyeth                          COM              983024100     1155    36331 SH       SOLE                    36331